DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2024
DISCONTINUED OPERATIONS
Schedule of results, assets and liabilities of discontinued operations

The results of discontinued operations for the six months ended June 30, 2023 and 2024 are as follows:

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Revenues	$—	$—
Less: Cost of revenues	—	—
Gross Revenue	—	—
Total operating expenses	691	—
Loss from discontinued operations	(691)	—
Total other income, net	—	—
Loss from discontinued operation before income taxes	(691)	—
Income tax expenses from operations	—	—
Net loss from discontinued operations	$(691)	$—

Assets and liabilities of the discontinued operations as of December 31, 2023 and March 19, 2024 and the loss on sale of discontinued operations recognized during the six months ended June 30, 2024 are as follows:

	As of December 31,	As of March 19,
	2023	2024
		(unaudited)
Cash and cash equivalents	$20	$20
Other current assets	4,546	4,546
Total assets of discontinued operations	4,566	4,566

Accrued expenses and other current liabilities	294	294
Amounts due to related parties	1,256	1,256
Total liabilities of discontinued operations	$1,550	$1,550

Total net assets	—	$3,016
Total consideration received	—	1,569
Loss on sale of discontinued operations	—	$1,447